Condensed Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Operating expenses:
Research and development	$ 13,711	$ 4,369	$ 24,162	$ 8,713	$ 21,062	$ 15,241
General and administrative	4,743	803	8,357	1,319	4,578	1,487
Total operating expenses	18,454	5,172	32,519	10,032	25,640	16,728
Loss from operations	(18,454)	(5,172)	(32,519)	(10,032)	(25,640)	(16,728)
Interest income	1,312	135	1,830	262	856	136
Income taxes					(1)	(1)
Net loss	(17,142)	(5,037)	(30,689)	(9,770)	(24,785)	(16,593)
Other comprehensive income:
Unrealized gain on marketable securities, net of tax	345		345
Comprehensive loss	$ (16,797)	$ (5,037)	$ (30,344)	$ (9,770)	$ (24,785)	$ (16,593)
Net loss per share, basic and diluted	$ (0.70)	$ (1.49)	$ (2.19)	$ (2.89)	$ (7.31)	$ (4.97)
Weighted-average common shares outstanding, basic and diluted	24,479,767	3,380,899	14,004,957	3,374,787	3,388,586	3,337,640